SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of change in liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	$ 197,437,126
Liabilities arising from financing activities at beginning of period	197,437,126	$ 181,512,921
Repayment	(154,817,689)	(15,326,077)
Proceeds	317,515,562	131,489,709
Finance costs attributable to 2023 Debenture financing	(3,829,850)
Accretion expense	5,663,365	82,850
Non-monetary additions (net of modification)	34,117,202	6,961,794
Change in fair value of share warrant obligations	(20,963,112)	(101,468,186)
Change in fair value of conversion options on convertible debt instruments and interest paid in kind	(4,982,236)
Unrealized foreign exchange gain	(2,568,295)	516,401
Foreign currency translation adjustment	3,943,154	(4,197,905)
Liabilities arising from financing activities at end of period	371,515,227	197,437,126
Gain on derecognition of dealership rights		(2,130,583)
Contributed surplus		(3,798)
Share warrant obligations
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	23,243,563
Repayment	0
Proceeds	27,675,069
Finance costs attributable to 2023 Debenture financing	0
Accretion expense	0
Non-monetary additions (net of modification)	0
Change in fair value of share warrant obligations	(20,963,112)
Change in fair value of conversion options on convertible debt instruments and interest paid in kind	0
Unrealized foreign exchange gain	0
Foreign currency translation adjustment	(373,317)
Liabilities arising from financing activities at end of period	29,582,203	23,243,563
Conversion options on convertible debt instruments
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	0
Repayment	0
Proceeds	30,342,059
Finance costs attributable to 2023 Debenture financing	0
Accretion expense	0
Non-monetary additions (net of modification)	0
Change in fair value of share warrant obligations	0
Change in fair value of conversion options on convertible debt instruments and interest paid in kind	(4,982,236)
Unrealized foreign exchange gain	0
Foreign currency translation adjustment	(325,750)
Liabilities arising from financing activities at end of period	25,034,073	0
Share warrant obligations
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	23,243,563	106,225,934
Repayment		0
Proceeds		19,913,196
Accretion expense		0
Non-monetary additions (net of modification)		0
Change in fair value of share warrant obligations		(101,468,186)
Unrealized foreign exchange gain		0
Foreign currency translation adjustment		(1,423,583)
Gain on derecognition of dealership rights		0
Contributed surplus		(3,798)
Long-term debt and other debts
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	110,673,348
Liabilities arising from financing activities at beginning of period	110,673,348	13,077,670
Repayment	(148,305,458)	(10,348,894)
Proceeds	259,498,434	111,576,513
Finance costs attributable to 2023 Debenture financing	(3,829,850)
Accretion expense	5,663,365	82,850
Non-monetary additions (net of modification)	0	0
Change in fair value of share warrant obligations	0	0
Change in fair value of conversion options on convertible debt instruments and interest paid in kind	0
Unrealized foreign exchange gain	(2,568,295)	516,401
Foreign currency translation adjustment	3,810,821	(2,100,609)
Liabilities arising from financing activities at end of period	224,942,365	110,673,348
Gain on derecognition of dealership rights		(2,130,583)
Contributed surplus		0
Lease liabilities
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	63,520,215
Liabilities arising from financing activities at beginning of period	63,520,215	62,209,317
Repayment	(6,512,231)	(4,977,183)
Proceeds	0	0
Finance costs attributable to 2023 Debenture financing	0
Accretion expense	0	0
Non-monetary additions (net of modification)	34,117,202	6,961,794
Change in fair value of share warrant obligations	0	0
Change in fair value of conversion options on convertible debt instruments and interest paid in kind	0
Unrealized foreign exchange gain	0	0
Foreign currency translation adjustment	831,400	(673,713)
Liabilities arising from financing activities at end of period	$ 91,956,586	63,520,215
Gain on derecognition of dealership rights		0
Contributed surplus		$ 0